Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	$ (53,083)	$ (804)
Non-cash changes	22,308	(24,335)
of which: foreign currency translation	11,195	(5,035)
of which: fair value changes	8,679	(12,625)
of which: hedge accounting and other effects	2,434	(6,675)
Balance	416,586	189,943	$ 215,082
Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group	257,418
of which: Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	132,953
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	5,062	(14,333)
Non-cash changes	7,644	(10,201)
of which: foreign currency translation	5,291	(3,526)
of which: hedge accounting and other effects	2,353	(6,675)
Balance	237,817	114,621	139,155
Debt issued measured at amortized cost | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group	110,491
Debt issued measured at amortized cost | of which: Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	46,884
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	3,169	(12,249)
Non-cash changes	381	(1,173)
of which: foreign currency translation	408	(1,173)
of which: hedge accounting and other effects	(27)
Balance	38,530	29,676	43,098
of which: short-term | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group	5,303
of which: short-term | of which: Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	1,245
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	1,893	(2,084)
Non-cash changes	7,263	(9,028)
of which: foreign currency translation	4,882	(2,353)
of which: hedge accounting and other effects	2,380	(6,675)
Balance	199,288	84,945	96,057
of which: long-term | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group	105,188
of which: long-term | of which: Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	45,640
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(520)	13,782
Non-cash changes	10,262	(13,944)
of which: foreign currency translation	1,780	(1,394)
of which: fair value changes	8,507	(12,550)
of which: hedge accounting and other effects	(25)
Balance	128,289	73,638	73,799
Debt issued designated at fair value | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group	44,909
Debt issued designated at fair value | of which: Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	37,154
Swiss National Bank funding
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(56,516)
Non-cash changes	4,224
of which: foreign currency translation	4,224
Balance	44,854
Swiss National Bank funding | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group	97,146
Swiss National Bank funding | of which: Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	44,854
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(1,109)	(253)
Non-cash changes	178	(190)
of which: foreign currency translation	(99)	(115)
of which: fair value changes	172	(75)
of which: hedge accounting and other effects	105
Balance	5,625	$ 1,684	$ 2,128
Over-the-counter debt instruments | Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the acquisition of the Credit Suisse Group	4,872
Over-the-counter debt instruments | of which: Credit Suisse
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance	$ 4,060